Borrowings - Principal maturities of the long-term borrowings (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
2025	¥ 85,728	¥ 5,542
2026	85,728	5,542
2027	111,926	7,388
2028 and after	2,516
Total	¥ 285,898	¥ 18,472